FINANCIAL STATEMENT SCHEDULE I (STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING EXPENSES
Total operating expenses	$ (14,763,416)	$ (14,978,848)	$ (11,325,195)
Income from operations	128,709,269	65,449,670	26,224,690
Interest income	487,230	407,996	493,995
Exchange gain	(3,544)	(7,422)	640,678
Income tax expense	(17,332,226)	(7,358,089)	(1,137,821)
Net income attributable to Daqo New Energy Corp. ordinary shareholders	92,841,128	43,493,756	12,956,889
Other comprehensive (loss) income:
Comprehensive income attributable to Daqo New Energy Corp. shareholders	114,670,135	25,991,623	1,700,019
Parent Company [Member]
OPERATING EXPENSES
General and administrative	(4,987,820)	(3,175,482)	(4,142,634)
Total operating expenses	(4,987,820)	(3,175,482)	(4,142,634)
Income from operations	(4,987,820)	(3,175,482)	(4,142,634)
Interest income			1,641
Exchange gain			118,679
Income tax expense			(108,992)
NET LOSS BEFORE SHARE OF RESULTS OF SUBSIDIARIES	(4,987,820)	(3,175,482)	(4,131,306)
Equity in earnings of subsidiaries	97,828,948	46,669,238	17,088,195
Net income attributable to Daqo New Energy Corp. ordinary shareholders	92,841,128	43,493,756	12,956,889
Other comprehensive (loss) income:
Foreign currency translation adjustments	21,829,007	(17,502,133)	(11,256,870)
Total other comprehensive income (loss):	21,829,007	(17,502,133)	(11,256,870)
Comprehensive income attributable to Daqo New Energy Corp. shareholders	$ 114,670,135	$ 25,991,623	$ 1,700,019